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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                         Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Short Term Income Fund
            Schedule of Investments  11/30/08 (unaudited)

Principal
Amount                                                              Value
            Asset Backed Securities - 7.1 %
            Materials - 0.2 %
            Steel - 0.2 %
$93,105     Option One Mortgage Trust, Floating Rate Note, 5/25/3$ 84,172
120,110     SAST 2002-1 M1, Floating Rate Note, 1/25/32            93,779
124,017     SAST 2002-2 M1, Floating Rate Note, 8/25/32            109,045
                                                                 $ 286,996
            Total Materials                                      $ 286,996
            Consumer Services - 0.4 %
            Restaurants - 0.4 %
685,000     Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (14$ 527,327
            Total Consumer Services                              $ 527,327
            Food & Drug Retailing - 0.1 %
            Food Retail - 0.1 %
200,000     Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37     $ 100,000
            Total Food & Drug Retailing                          $ 100,000
            Banks - 3.0 %
            Thrifts & Mortgage Finance - 3.0 %
503,014     ACE 2005-HE2 M1, Floating Rate Note, 4/25/35         $ 497,203
312,382     Americredit Automobile Recievable Trust, 5.66%, 1/6/1  311,753
454,384     Countrywide Asset Backed Certificates, Floating Rate   366,830
780,559     CSAB Mortgage Backed Trust, 6.0%, 11/25/36             701,805
631,199     HEMT 2004-6 M2, 5.321%, 4/25/35                        458,802
417,445     Honda Auto Receivables Owner Trust, 5.1%, 3/18/11      413,755
488,090     Local Insight Media Finance Ll, 5.88%, 10/23/37        365,534
958,294     Popular ABS Mortgage Pass Through Trust, 5.181%, 9/25  704,441
                                                                 $3,820,123
            Total Banks                                          $3,820,123
            Diversified Financials - 3.3 %
            Asset Management & Custody Banks - 0.4 %
638,350     SPSAC 1998-1 A1, Floating Rate Note, 3/25/28         $ 487,809
80,705      TMTS 2005-7SL A1, Floating Rate Note, 7/25/35          74,166
                                                                 $ 561,975
            Consumer Finance - 0.6 %
194,022     Nomura Home Equity Trust, Floating Rate Note, 3/25/36$ 183,554
240,000     RASC 2005-KS7 M1, Floating Rate Note, 8/25/35          181,963
463,443     RFMS2 2003-HI1 M1, 5.27%, 4/25/28                      396,516
                                                                 $ 762,033
            Diversified Financial Services - 0.4 %
773,461     Bear Stearns Asset Backed Securities, Inc., Floating $ 564,249
            Investment Banking & Brokerage - 0.3 %
203,162     GSAMP Trust, Floating Rate Note, 3/25/35             $ 187,432
275,000     MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37         174,905
                                                                 $ 362,337
            Specialized Finance - 1.5 %
300,000     Aegis Asset Backed Securities, Floating Rate Note, 1/$ 139,616
706,777     Aegis Asset Backed Securities, Floating Rate Note, 9/  680,391
378,742     Conseco Finance, Inc., 7.05%, 4/15/32                  376,437
331,010     Conseco Finance, Inc., Floating Rate Note, 11/15/32    330,369
380,000     SLMA 2004-10 A6B, Floating Rate Note, 4/27/26          323,000
                                                                 $1,849,813
            Total Diversified Financials                         $4,100,407
            TOTAL ASSET BACKED SECURITIES
            (Cost  $10,534,909)                                  $8,834,853

            Collateralized Mortgage Obligations - 54.6 %
            Materials - 1.3 %
            Steel - 1.2 %
1,045,291   CMLTI 2003-UP3 A1, 7.0%, 9/25/33                     $1,043,552
408,844     CMLTI 2005-1 2A1A, Floating Rate Note, 4/25/35         221,016
859,549     CMLTI 2005-9 2SX2, 5.5%, 11/25/35                      87,310
23,106,606  MSDWC 2000-1345 X, 0.7259%, 9/3/15                     235,119
                                                                 $1,586,997
            Total Materials                                      $1,586,997
            Banks - 26.5 %
            Diversified Banks - 1.5 %
3,437,563   RALI 2005-QA10 A41, 5.7412%, 9/25/35                 $1,882,167
            Thrifts & Mortgage Finance - 25.0 %
1,199,824   ABN Amro Mortgage Corp., 4.75%, 5/25/18              $1,161,931
878,537     CalSTRS Trust, 4.463%, 11/20/14                        866,607
360,152     CDMC 2003-2P A3, 5.45%, 11/25/19                       337,531
1,181,172   Chase Mortgage Finance Corp., 6.0%, 1/25/34           1,184,342
144,346     CMOT 44 F, Floating Rate Note, 7/1/18                  144,381
5,330,802   Countrywide Home Loans, Inc., 5.5%, 10/25/32          5,170,633
86,368      CSMC 2006-3 1A1A, Floating Rate Note, 4/25/36          85,169
775,000     GECMC 2005-C1 A2, 4.353%, 6/10/48                      719,465
2,000,000   GS Mortgage Securities Corp II, 4.602%, 8/10/38       1,945,956
3,500,000   GS Mortgage Securities Corp., 6.771%, 5/3/18          3,548,723
98,664      Impac Cmb Trust, Floating Rate Note, 11/25/34          29,472
2,702,142   Impac Cmb Trust, Floating Rate Note, 9/25/34          1,584,536
608,040     JP Morgan Mortgage Trust, 6.0%, 8/25/36                66,378
675,000     JPMCC 2004-CB8 A2, 3.837%, 1/12/39                     603,336
626,167     LBSBC 2005- 2 A M2, Floating Rate Note, 9/25/30        305,551
1,266,360   LBSBC 2007- 2 A1, 5.57%, 3/25/37                       776,127
2,500,000   LBUBS 2001-C2 C, 6.975%, 9/15/34                      2,347,212
309,788     LBUBS 2002-CA A3, 6.226%, 3/15/26                      302,746
583,039     LBUBS 2005-C2 A2, 4.81%, 4/15/30                       536,051
373,370     LB-UBS Commercial Mortgage, 6.27%, 6/15/20             365,258
170,808     Merrill Lynch Mortgage Trust, 4.446%, 9/12/42          167,126
1,035,409   MLCC 199-A A, Floating Rate Note, 3/15/25              827,333
2,667,686   RAAC Series, 6.0%, 1/25/32                            2,399,066
2,176,741   Residential Asset Mortgage, Products, Inc., Floating  2,070,855
1,000,000   SBA CMBS Trust, 5.451%, 11/15/36                       756,530
274,737     SEMT 2004-10 A2, Floating Rate Note, 11/20/34          154,601
885,480     SEMT 2005-1 A2, 5.8325%, 2/20/35                       555,626
1,014,339   Structured Asset Mortgage Investments, Inc., Floating  409,866
289,620     Thornburg Mortgage Securities, Inc., Floating Rate No  203,185
436,014     Thornburg Mortgage Securities, Inc., Floating Rate No  378,713
1,000,000   Wells Fargo Mortgage Backed Securities, Floating Rate  966,449
425,000     Wells Fargo Mortgage Backed Securities, Floating Rate  412,502
                                                                 $31,383,257
            Total Banks                                          $33,265,424
            Diversified Financials - 7.4 %
            Diversified Financial Services - 6.8 %
2,912,118   American Home Mortgage Investment Corp., Floating Rat$2,787,138
1,517,023   American Home Mortgage Investment Corp., Floating Rat  651,720
775,826     Banc of America Mortgage Securities, Inc., 4.0%, 4/25  747,912
500,000     CCI 2005 1A C, 5.074%, 6/15/35                         413,950
85,927      First Horizon Mortgage Pass-Through Trust, Floating R  68,943
117,373     First Horizon Mortgage Pass-Through Trust, Floating R  104,734
249,160     Greenwich Capital Commercial Funding Corp., 4.022%, 1  241,344
486,603     J.P. Morgan Alternative Loan Trust, 5.63%, 8/25/36     484,706
881,345     Morgan Stanley Capital I, Floating Rate Note, 12/15/3  877,813
463,326     Residential Accredit Loans, Inc., 6.6352%, 7/25/33     463,474
1,786,160   Residential Funding Mortgage Securities I, Inc., 5.25 1,777,745
1,000,000   SARM 2007-2 M1, Floating Rate Note, 3/25/37            25,063
                                                                 $8,644,542
            Investment Banking & Brokerage - 0.5 %
939,326     Lehman Brothers Floating Rate, 5.56%, 9/15/21 (144A) $ 576,686
            Total Diversified Financials                         $9,221,228
            Real Estate - 3.4 %
            Mortgage Real Estate Investment Trust - 3.4 %
3,500,000   CS First Boston Mortgage Security, 7.13%, 11/15/30   $3,461,338
342,083     CS First Boston Mortgage Security, Floating Rate Note  230,288
114,385     CS First Boston Mortgage Security, Floating Rate Note  37,864
536,117     CSFB 2004-C2 A1, 3.819%, 5/15/36                       475,962
                                                                 $4,205,452
            Total Real Estate                                    $4,205,452
            Government - 16.1 %
172,171     Fannie Mae, 4.0%, 11/25/14                           $ 172,236
674,760     Fannie Mae, 4.5%, 12/25/25                             673,288
956,784     Fannie Mae, 4.5%, 3/25/16                              960,003
690,425     Fannie Mae, 5.0%, 7/25/15                              694,809
794,255     Fannie Mae, 5.45%, 12/25/20                            800,262
1,081,492   Fannie Mae, 5.5%, 5/25/14                             1,090,446
753,600     Fannie Mae, 5.69%, 1/25/32                             760,909
754,765     Fannie Mae, 6.0%, 6/25/16                              766,199
329,032     Fannie Mae, 6.0%, 6/25/29                              338,953
1,959,223   Fannie Mae, Floating Rate Note, 7/25/43               1,587,123
735,062     Federal Home Loan Mortgage Corp., 5.125%, 12/15/13     734,966
784,042     Federal Home Loan Mortgage Corp., 5.5%, 12/15/18       796,094
3,057       Federal National Mortgage Association, 4.5%, 10/25/15   3,052
103,884     Federal National Mortgage Association, 4.5%, 11/25/25  103,758
110,174     Federal National Mortgage Association, 5.0%, 1/15/10   110,965
339,319     Federal National Mortgage Association, 5.0%, 1/25/25   340,875
767,055     Federal National Mortgage Association, 5.0%, 6/25/28   768,038
97,585      Federal National Mortgage Association, 5.0%, 8/25/15   97,676
937,915     Federal National Mortgage Association, 5.5%, 4/25/30   951,841
1,703       Federal National Mortgage Association, 6.0%, 4/25/36    1,708
754,658     Federal National Mortgage Association,, 4.5%, 8/15/17  757,763
1,086,652   Federal National Mortgage Association, 6.0%, 12/15/21 1,104,627
92,788      Freddie Mac, 4.0%, 12/15/12                            91,658
66,262      Freddie Mac, 4.0%, 4/15/22                             65,982
24,723      Freddie Mac, 4.5%, 6/15/14                             24,737
401,155     Freddie Mac, 5.0%, 8/15/23                             402,856
729,353     Freddie Mac, 5.375%, 8/15/11                           736,507
1,314,118   Freddie Mac, 5.5%, 10/15/35                           1,354,652
268,391     Freddie Mac, 5.5%, 6/15/32                             269,652
1,163,926   Freddie Mac, 5.75%, 12/15/18                          1,188,543
1,746,348   Freddie Mac, 6.0%, 3/15/36                            1,747,062
268,391     Freddie Mac, 6.0%, 6/15/32                             272,393
349,827     Freddie Mac, 6.1%, 9/15/18                             351,408
            Total Government                                     $20,121,041
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost  $77,952,205)                                  $68,400,142

            Corporate Bonds - 17.2 %
            Energy - 1.1 %
            Oil & Gas Equipment & Services - 0.7 %
400,000     Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A) $ 196,000
2,500,000   Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)  224,727
500,000     Weatherford Intl Inc., 6.625%, 11/15/11                511,680
                                                                 $ 932,407
            Oil & Gas Storage & Transporation - 0.4 %
250,000     NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)             $ 232,913
250,000     Rockies Express Pipeline, Floating Rate Note, 8/20/09  250,225
                                                                 $ 483,138
            Total Energy                                         $1,415,545
            Materials - 0.2 %
            Diversified Chemical - 0.2 %
200,000     ICI Wilmington, Inc., 4.375%, 12/1/08                $ 200,000
            Total Materials                                      $ 200,000
            Automobiles & Components - 0.2 %
            Automobile Manufacturers - 0.2 %
250,000     Hyundai Motor Co., Ltd., 5.3%, 12/19/08 (144A)       $ 249,797
            Total Automobiles & Components                       $ 249,797
            Consumer Durables & Apparel - 0.9 %
            Home Furnishings - 0.6 %
750,000     Mohawk Industries, Inc., 5.75%, 1/15/11              $ 682,865
            Household Appliances - 0.3 %
500,000     Whirlpool Corp., 5.5%, 3/1/13                        $ 429,027
            Total Consumer Durables & Apparel                    $1,111,892
            Food, Beverage & Tobacco - 1.1 %
            Agricultural Products - 0.3 %
465,000     Cargill, Inc., 5.2%, 1/22/13 (144A)                  $ 421,378
            Soft Drinks - 0.8 %
500,000     Pepsico, 4.65%, 2/15/13                              $ 501,861
500,000     Pepsico, 5.15%, 5/15/12 (b)                            516,043
                                                                 $1,017,904
            Total Food, Beverage & Tobacco                       $1,439,282
            Pharmaceuticals & Biotechnology - 1.1 %
            Biotechnology - 0.7 %
900,000     Biogen Idec, Inc., 6.0%, 3/1/13                      $ 894,921
            Pharmaceuticals - 0.4 %
500,000     Abbott Laboratories, 5.15%, 11/30/12                 $ 519,336
            Total Pharmaceuticals & Biotechnology                $1,414,257
            Banks - 1.4 %
            Diversified Banks - 0.5 %
650,000     Alfa Div Pymt Rights Finance, Floating Rate Note, 12/$ 422,500
250,000     Wells Fargo Co., 4.375%, 1/31/13                       238,665
                                                                 $ 661,165
            Regional Banks - 0.9 %
300,000     American Express Bank FSB, 5.5%, 4/16/13             $ 265,908
500,000     First Tennessee Bank, 5.316%, 12/8/08                  498,924
140,000     Keycorp, 6.5%, 5/14/13                                 127,903
250,000     Wachovia Bank NA, Floating Rate Note, 5/14/10          240,170
                                                                 $1,132,905
            Total Banks                                          $1,794,070
            Diversified Financials - 8.9 %
            Consumer Finance - 2.5 %
380,000     American Honda Finance 6.7%, 10/1/13 (144A)          $ 378,268
500,000     Caterpillar Financial Services Corp., 4.3%, 6/1/10     493,783
500,000     Household Finance Co., 4.125%, 11/16/09                479,049
1,000,000   HSBC Co., 5.9%, 6/19/12 (b)                            944,838
1,000,000   SLM Corp., Floating Rate Note, 2/1/10                  765,120
100,000     SLM Corp., Floating Rate Note, 12/15/08                99,742
                                                                 $3,160,800
            Diversified Financial Services - 4.4 %
250,000     Citigroup, Inc., Floating Rate Note, 3/16/12         $ 221,445
500,000     GATX  Corp., 5.5%, 2/15/12                             440,442
500,000     General Electric Cap Corp., 4.0%, 2/15/12              467,061
1,500,000   General Electric Capital Corp., 5.5%, 11/15/11        1,472,798
250,000     General Electric Corp., 4.0%, 6/15/09                  248,863
246,796     Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)    240,883
2,000,000   Premium Asset, 3.81%, 10/8/09 (144A)                  1,900,000
1,000,000   TNK-BP Finance SA, 7.5%, 3/13/13 (144A)                540,000
                                                                 $5,531,492
            Investment Banking & Brokerage - 0.8 %
500,000     Merrill Lynch & Co., Inc., 4.125%, 9/10/09           $ 487,122
500,000     Merrill Lynch & Co., Inc., 5.45%, 2/5/13               461,687
                                                                 $ 948,809
            Specialized Finance - 1.2 %
500,000     CIT Group Inc., 7.625%, 11/30/12                     $ 347,406
500,000     Citigroup, Inc., Floating Rate Note, 6/8/09            470,719
400,000     International Lease Finance Corp., 6.375%, 3/25/13     272,252
500,000     National Rural Utilities, 5.4%, 10/15/13               455,247
                                                                 $1,545,624
            Total Diversified Financials                         $11,186,725
            Insurance - 1.6 %
            Property & Casualty Insurance - 0.3 %
500,000     Blue Fin, Ltd., Floating Rate Note, 4/10/12          $ 421,600
            Reinsurance - 1.3 %
325,000     Berkshire Hathway, Inc., 5.0%, 8/15/13               $ 323,041
250,000     Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/13   242,775
1,050,000   Redwood Capital X, Ltd., CAT Bond, Floating Rate Note 1,049,685
                                                                 $1,615,501
            Total Insurance                                      $2,037,101
            Telecommunication Services - 0.2 %
            Integrated Telecommunication Services - 0.2 %
290,000     Telecom Italia Capital, 4.875%, 10/1/10              $ 256,650
            Total Telecommunication Services                     $ 256,650
            Utilities - 0.4 %
            Electric Utilities - 0.4 %
500,000     Consolidated Edison, Inc., 4.7%, 6/15/09             $ 498,141
            Total Utilities                                      $ 498,141
            TOTAL CORPORATE BONDS
            (Cost  $23,599,580)                                  $21,603,460

            U.S. Government And Agency Obligations - 18.2 %
            Banks - 0.2 %
            Diversified Banks - 0.2 %
250,000     Korea Development Bank, 5.3%, 1/17/13                $ 219,063
            Total Banks                                          $ 219,063
            Government - 18.1 %
161,393     Federal Home Loan Bank, 4.84%, 1/25/12               $ 164,863
125,051     Federal Home Loan Mortgage Corp., 3.0%, 8/1/10         123,268
262,116     Federal Home Loan Mortgage Corp., 4.5%, 9/1/09         263,237
762,711     Federal Home Loan Mortgage Corp., 4.5%, 9/1/12         757,524
1,667,399   Federal Home Loan Mortgage Corp., 4.511%, 5/1/35      1,651,349
404,413     Federal Home Loan Mortgage Corp., 5.0%, 11/1/10        403,269
642,120     Federal Home Loan Mortgage Corp., 5.0%, 2/1/21         648,698
445,989     Federal Home Loan Mortgage Corp., 5.0%, 9/1/11         447,400
48,843      Federal Home Loan Mortgage Corp., 5.5%, 12/1/08        48,949
520,009     Federal Home Loan Mortgage Corp., 5.505%, 12/1/31      523,826
345,883     Federal Home Loan Mortgage Corp., 6.0%, 6/1/09         347,862
417,517     Federal Home Loan Mortgage Corp., 6.064%, 11/1/40      411,890
937,099     Federal Home Loan Mortgage Corp., 6.134%, 10/1/31      945,423
16,821      Federal Home Loan Mortgage Corp., 6.303%, 7/1/18       17,291
1,306,563   Federal Home Loan Mortgage Corp., 6.44%, 10/1/36      1,338,098
28,218      Federal Home Loan Mortgage Corp., 6.5%, 3/1/11         29,057
27,659      Federal Home Loan Mortgage Corp., 6.5%, 6/1/17         28,366
99,357      Federal Home Loan Mortgage Corp., 6.5%, 7/1/16         102,458
11,243      Federal Home Loan Mortgage Corp., 6.533%, 11/1/25      11,219
6,995       Federal Home Loan Mortgage Corp., 6.571%, 4/1/29        6,974
4,352       Federal Home Loan Mortgage Corp., 6.837%, 4/1/28        4,340
14,041      Federal Home Loan Mortgage Corp., 6.888%, 11/1/31      13,892
12,100      Federal Home Loan Mortgage Corp., 6.985%, 5/1/25       11,970
4,864       Federal Home Loan Mortgage Corp., 7.035%, 4/1/29        4,900
7,479       Federal Home Loan Mortgage Corp., 7.142%, 1/1/28        7,494
239,480     Federal Home Loan Mortgage Corp., 7.245%, 8/1/31       240,533
3,334       Federal Home Loan Mortgage Corp., 7.25%, 8/1/31         3,303
13,854      Federal Home Loan Mortgage Corp., 7.295%, 6/1/25       13,860
503,790     Federal Home Loan Mortgage Corp., 7.3%, 10/1/32        505,391
137,085     Federal Home Loan Mortgage Corp., 7.393%, 11/1/24      138,545
24,884      Federal Home Loan Mortgage Corp., 7.484%, 2/1/27       25,223
62,886      Federal Home Loan Mortgage Corp., 7.652%, 4/1/25       63,538
81,711      Federal Home Loan Mortgage Corp., 7.680%, 1/1/25       81,932
4,434       Federal Home Loan Mortgage Corp., 7.936%, 2/1/33        4,594
85,299      Federal National Mortgage Association, 5.0%, 10/1/09   85,354
31,393      Federal National Mortgage Association, 5.0%, 12/1/08   31,380
42,011      Federal National Mortgage Association, 5.0%, 3/1/09    42,038
456,206     Federal National Mortgage Association, 5.0%, 7/1/15    469,946
232,001     Federal National Mortgage Association, 5.469%, 7/1/36  237,961
20,472      Federal National Mortgage Association, 5.5%, 1/1/12    20,952
716,712     Federal National Mortgage Association, 5.5%, 12/1/35   729,470
344,941     Federal National Mortgage Association, 6.0%, 2/1/34    353,237
703,503     Federal National Mortgage Association, 6.339%, 12/1/3  702,418
830,478     Federal National Mortgage Association, 6.5%, 4/1/29    854,277
36,329      Federal National Mortgage Association, 6.5%, 6/1/14    37,397
490,283     Federal National Mortgage Association, 6.5%, 6/1/15    509,262
29,722      Federal National Mortgage Association, 6.5%, 6/1/16    30,619
34,934      Federal National Mortgage Association, 6.5%, 7/1/32    36,206
5,585       Federal National Mortgage Association, 6.5%, 8/1/13     5,749
7,956       Federal National Mortgage Association, 6.5%, 8/1/14     8,192
94,801      Federal National Mortgage Association, 6.5%, 8/1/17    97,633
433,826     Federal National Mortgage Association, 7.0%, 1/1/36    452,298
624,359     Federal National Mortgage Association, 7.0%, 10/1/19   654,727
324,597     Federal National Mortgage Association, 7.0%, 5/1/12    336,585
142,622     Federal National Mortgage Association, 7.0%, 7/1/12    144,545
362,278     Federal National Mortgage Association, 7.0%, 7/1/17    381,106
1,251,905   Federal National Mortgage Association, 7.0%, 7/1/36   1,305,170
407,160     Federal National Mortgage Association, 7.0%, 8/1/14    420,726
102,854     Federal National Mortgage Association, 7.243%, 12/1/2  102,422
109,097     Federal National Mortgage Association, 7.405%, 10/1/2  110,829
451,428     Federal National Mortgage Association, 7.586%, 10/1/2  450,870
153,956     Federal National Mortgage Association, 8.0%, 4/1/14    162,768
1,479,406   Government National Mortgage Association, 6.0%, 11/15 1,512,875
53,242      Government National Mortgage Association, 6.0%, 5/20/  54,630
316,629     Government National Mortgage Association, 6.5%, 10/15  324,876
131,856     Government National Mortgage Association, 6.5%, 5/15/  135,782
79,052      Government National Mortgage Association, 6.5%, 7/15/  81,136
1,293       Government National Mortgage Association, 7.0%, 1/15/   1,312
50,805      Government National Mortgage Association, 7.0%, 11/15  53,307
443,516     Government National Mortgage Association, 7.5%, 10/15  461,657
495         Government National Mortgage Association, 7.5%, 4/15/    505
2,225       Government National Mortgage Association, 7.5%, 6/15/   2,273
108,968     Government National Mortgage Association, 7.5%, 6/15/  114,835
21,363      Government National Mortgage Association, 7.5%, 8/15/  22,276
11,934      Government National Mortgage Association, 8.0%, 11/15  12,214
7,291       Government National Mortgage Association, 8.0%, 4/15/   7,618
5,026       Government National Mortgage Association, 8.5%, 9/15/   5,173
1,083,490   U.S. Treasury Inflation Notes, 2.5%, 7/15/16 (b)       995,541
600,000     U.S. Treasury Notes, 4.75%, 5/15/14                    687,703
            Total Government                                     $22,638,386
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost  $22,723,618)                                  $22,857,449

            Senior Secured Floating Rate Loan Interests - 1.9 %
            Materials - 0.3 %
            Paper Packaging - 0.3 %
198,489     Graham Packaging Co., New Term Loan, 5.5092%, 10/7/11$ 152,624
295,636     Graphic Packaging International, Inc., Incremental Te  231,089
                                                                 $ 383,713
            Total Materials                                      $ 383,713
            Capital Goods - 0.1 %
            Construction & Farm Machinery & Heavy Trucks - 0.1 %
144,587     Accuride Corp., Term Advance, 5.5625%, 1/31/12       $ 97,958
            Total Capital Goods                                  $ 97,958
            Commercial Services & Supplies - 0.1 %
            Environmental & Facilities Services - 0.1 %
198,492     Synagro Technologies, Inc., Term Loan, 4.2439%, 4/2/1$ 137,952
            Total Commercial Services & Supplies                 $ 137,952
            Consumer Services - 0.1 %
            Casinos & Gaming - 0.1 %
50,000      Fontaineblue Las Vegas, Delayed Draw, 2.0%, 5/17/14  $ 17,750
100,000     Fontaineblue Las Vegas, Initial Term Loan, 6.065%, 6/  35,500
16,667      Gateway Casinos & Entertainment, Delayed Draw, 6.5525   7,813
82,708      Gateway Casinos & Entertainment, Term Advance, 6.5525  38,770
                                                                 $ 99,833
            Total Consumer Services                              $ 99,833
            Retailing - 0.1 %
            Internet Retail - 0.1 %
205,000     Ticketmaster Corp., Term B Loan, 6.64%, 7/25/14      $ 164,000
            Total Retailing                                      $ 164,000
            Health Care Equipment & Services - 0.7 %
            Health Care Equipment - 0.4 %
543,090     Talecris Biotherapeutics, Inc., Term Loan, 5.6831%, 1$ 481,993
            Health Care Facilities - 0.3 %
274,939     CHS/Community Health Sytems, Inc., Funded Term, 4.393$ 203,025
14,061      CHS/Community Health System, Inc., Delayed Draw, 1.0%  10,383
74,631      Psychiatric Solutions, Inc., Term Loan, 3.6347%, 7/2/  59,954
76,890      Sun Health Care, Term Loan, 4.8234%, 4/19/14           56,130
19,724      Sun Health Care, Synthetic LC, 3.6619%, 4/19/14        14,399
11,940      Sun Healthcare Delayed Draw, 5.0141%, 4/19/14           8,717
                                                                 $ 352,608
            Health Care Supplies - 0.0 %
95,280      Bausch & Lomb, Inc., Parent Term Loan, 7.0119%, 4/24/$ 69,872
24,000      Bausch & Lomb, Inc., Delayed Draw, 4.8071%, 4/24/15    17,600
                                                                 $ 87,472
            Total Health Care Equipment & Services               $ 922,073
            Software & Services - 0.2 %
            It Consulting & Other Services - 0.2 %
396,970     Sungard Data Systems, Inc. L+1.75%, 2/28/14          $ 281,662
            Total Software & Services                            $ 281,662
            Telecommunication Services - 0.3 %
            Integrated Telecommunication Services - 0.2 %
38,366      Telesat Canada, Inc., U.S. Term II Loan, 6.5935%, 10/$ 27,973
446,700     Telesat Canada, Inc., U.S. Term I Loan, 6.2563%, 10/3  325,692
                                                                 $ 353,665
            Total Telecommunication Services                     $ 353,665
            TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
            (Cost  $3,101,973)                                   $2,440,856

            TOTAL INVESTMENT IN SECURITIES - 99.1%
            (Cost  $137,825,002)(a)                            $124,136,760

            OTHER ASSETS AND LIABILITIES - 0.9%                $1,173,044

            TOTAL NET ASSETS - 100.0%                          $125,309,804

*           Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2008, the value of these securities amounted to $7,202,939 or 5.7% of total net assets.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $137,825,002 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost            $1,195,447

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value          (14,883,689)

            Net unrealized loss                               $(13,688,242)

(b)         At November 30, 2008, the following securities were out on loan:


Principal                                                           Value
Amount                           Description
902,000     HSBC Co., 5.9%, 6/19/12                               852,244
100,000     Pepsico, 5.15%, 5/15/12                               103,209
900,000     U.S. Treasury Inflation Notes, 2.5%, 7/15/16          826,945
            Total                                               $1,782,398

(c)         Security lending collateral is managed by Credit Suisse.

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of November
                30, 2008, in valuing the Fund's assets:

Valuation Inputs                                Investments  Other Financial
                                                in Securities  Instruments
Level 1 - Quoted Prices                         $1,683,244       0
Level 2 - Other Significant Observable Inputs  119,471,838      4,669
Level 3 - Significant Unobservable Inputs        2,981,678       0
Total                                         $124,136,760      4,669


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2009

* Print the name and title of each signing officer under his or her signature.